LEASES - Weighted-Average Remaining Term and Discount Rate (Details)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Remaining lease term (in years)	15 years 6 months	17 years 8 months 12 days
Discount rate (as a percent)	5.67%	6.13%